FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure Of Financials Instruments [Abstract]
Disclosure of financial instruments [text block]
NOTE 23. FINANCIAL INSTRUMENTS

23.1 Classification

Arauco's financial instruments as of December 31, 2019 and 2018, are displayed in the table below. Regarding those instruments valued at an amortized cost, an estimation of their fair value is displayed for informational purposes.

Financial Instruments	December 2019		December 2018
Thousands of dollars	Carrying amount	Fair Value	Carrying amount	Fair Value

Financial assets at fair value through profit or loss (held for trading)	634,079	634,079	270,110	270,110
Derivatives (1)	121	121	75	75
Mutual funds (2)	633,958	633,958	270,035	270,035

Financial assets at amortized cost	1,597,356	1,597,356	1,669,587	1,669,587
Cash and cash equivalents (amortized cost)	926,054	926,054	805,907	805,907
Cash	314,981	314,981	327,132	327,132
Time deposits	611,073	611,073	478,775	478,775
Accounts Receivable (net)	651,771	651,771	854,333	854,333
Trade and other receivables	562,419	562,419	751,158	751,158
Lease receivable	1,112	1,112	1,968	1,968
Other receivables	88,240	88,240	101,207	101,207
Accounts receivable due from related parties	17,526	17,526	7,805	7,805
Other financial assets	2,005	2,005	1,542	1,542

Hedging assets	10,639	10,639	19,226	19,226

Financial liabilities at amortized cost (3)	6,733,957	7,001,457	5,182,353	5,206,334
Bonds issued denominated in U.S. Dollars	3,502,090	3,554,538	2,062,044	1,948,482
Bonds issued denominated in U.F. (4)	1,329,653	1,475,667	1,439,610	1,544,813
Bank Loans in U.S. Dollars	824,581	874,584	925,780	962,866
Bank borrowing denominated in U.S. Dollars	122,441	141,476	14,655	14,655
Lease liabilities	271,025	271,025	68,187	63,441
Trade and other payables	675,287	675,287	661,848	661,848
Accounts payable to related parties	8,880	8,880	10,229	10,229

Financial liabilities at fair value through profit or loss	33	33	289	289

Hedging Liabilities	134,242	134,242	71,310	71,310

(1)

The derivatives are presented in the line item “other financial assets” in the consolidated statements of financial position.
(2)

Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.
(3)

Financial liabilities measured at amortized cost, other than “Trade and other payables”, “
Accounts payable to related parties”
and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.
(4)

The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.

23.2 Fair Value Hierarchy
of Financial Assets and Liabilities

The assets and liabilities measured at fair value in the consolidated statements of financial position as of December 31, 2019, have been measured based on the valuation methodologies provided in IFRS 13. The methodologies applied for each financial instrument are classified according to their hierarchy as follows:

- Level 1:
Securities or quoted prices in active markets for identical assets and liabilities

- Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

- Level 3: Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

	December 2019	Level 1	Level 2	Level 3
Fair Value	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets at fair value
Derivatives	121		121
Mutual Funds	633,958	633,958

Hedging assets	10,639		10,639

Financial liabilities at fair value through profit or loss	33		33

Hedging liabilities	134,242		134,242

At the closing date of these consolidated financial statements, there have been no tran
s
fers between the different hierarchy levels.

23.3
Explanation of the valuation of Financial Instruments.

Cash and cash equivalent and accounts receivable

The carrying amount of accounts receivable, cash and cash equivalents (including mutual funds), and other financial assets and liabilities approximate their fair value due to the short-term nature of such instruments.

Derivative financial instruments

Interest rate and currency swaps are valued under the cash flow discount method at the rate applicable according to the transaction’s risk, using an internal methodology based on the information obtained from Bloomberg. In this particular case, given that cross currency swaps correspond to future flows in UF and future flows in Dollars, Arauco calculates the current value of such flows by using 2 discount curves: the UF zero coupon curve and the Dollar zero coupon.

The fair value of the interest rate swap contracts is calculated by reference to the rate differential between the agreed upon rate and the market rate as of the end date of these financial statements.

The fair value of the currency forward contracts is calculated by reference to the current forward exchange rates of contracts with similar maturity profiles.

Financial Liabilities

The fair value of bonds issued was determined with reference to quoted market prices as they have standard terms and conditions.

The fair value of bank borrowings
and
lease liabilities due to right of use assets,
were
determined based on discounted cash flow analysis, applying the corresponding discount yield curves to the remaining term to maturity.

Disclosures of the fair value of financial liabilities at amortized cost are determined via the use of discounted cash flows, calculated over variables of the observable markets as of the date of informing the consolidated financial statements, and correspond to Level 2 of the fair value hierarchy.

The following table sets forth a reconciliation between the financial liabilities and the consolidated statements of financial position as of December 31, 2019 and 2018:

	December 2019
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	22,374	254,330	276,704	201,427	577,884	3,775,728	4,555,039	4,831,743
Bank borrowing	69,971	113,334	183,305	196,611	502,772	64,334	763,717	947,022
Lease liabilities	21,518	47,690	69,208	117,608	46,408	37,801	201,817	271,025
Swap and Forward	837	-	837	133,438	-	-	133,438	134,275
Other Financial Liabilities, Total (a)	114,700	415,354	530,054	649,084	1,127,064	3,877,863	5,654,011	6,184,065

	December 2019
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	672,809	248	673,057	2,230	-	-	2,230	675,287
Accounts payable to related companies	8,880	-	8,880	-	-	-	-	8,880
Accounts Payable, Total (b)	681,689	248	681,937	2,230	-	-	2,230	684,167

Financial Liabilities, Total (a) + (b)	796,389	415,602	1,211,991	651,314	1,127,064	3,877,863	5,656,241	6,868,232

	December 2018
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	27,803	262,068	289,871	478,441	340,275	2,393,067	3,211,783	3,501,654
Bank borrowings	84,778	130,271	215,049	177,504	348,558	199,324	725,386	940,435
Lease liabilities	7,265	23,651	30,916	26,296	10,975	-	37,271	68,187
Swap and Forward	1,760	-	1,760	69,839		-	69,839	71,599
Other Financial Liabilities, Total (a)	121,606	415,990	537,596	752,080	699,808	2,592,391	4,044,279	4,581,875

	December 2018
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 1 ye ar to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	659,618	-	659,618	2,230	-	-	2,230	661,848
Accounts payable to related companies	10,229	-	10,229	-	-	-	-	10,229
Accounts Payable, Total (b)	669,847	-	669,847	2,230	-	-	2,230	672,077

Financial Liabilities, Total (a) + (b)	791,453	415,990	1,207,443	754,310	699,808	2,592,391	4,046,509	5,253,952

23.4 Derivative Instruments

Hedging instruments recorded as of December 31, 2019 are cash flow hedges. Arauco uses derivatives for hedging purposes, such as cross currency swaps, currency and commodity forwards, interest rate swaps, and options.  Depending on the fair value of each instrument, the position could be either an asset or a liability, and they are listed in the Statements of Financial Position under Other Non-Current Financial Assets or Other Non-current Financial Liabilities, respectively.  The effects for the period are presented under Equity as Other Comprehensive Income or the
 Statements of Comprehensive Income as Finance Income or Finance Costs
, net of differences in exchange rate of the hedged items and the deferred tax.

A summary of the derivative financial instruments included in the consolidated statements of financial position as of December 31, 2019 and 2018, is presented below:

Financial Instruments	December 2019 Fair Value ThU.S.$	December 2018 Fair Value ThU.S.$
Assets at fair value through profit or loss (held for trading)	121	75
Derivatives (1)	121	75
Forward (2)	-	-

Hedging Assets	10,639	19,226
Derivatives (1)	5,827	1,357
Cross Currency Swaps	4,812	17,869

Financial liabilities at fair value through profit or loss	(33)	(289)
Derivatives (1)	(19)	(287)
Forward (2)	(14)	(2)

Hedging Liabilities	(134,242)	(71,310)
Cross Currency Swaps	(22,842)	(2,224)
Derivatives (1)	(111,400)	(69,086)

(1)	Includes Swap and Forward from Uruguay tables and Forward from Chile.
(2)	Includes Forwards from Colombia and Chile.

23.4.1. Chile

Cross currency swaps

Arauco is exposed to the risk of variability in cash flows from changes in foreign exchange rates and inflation, mainly due to balances of assets denominated in U.S. Dollars and other currencies different from the functional currency, which causes mismatches that could affect operating results.

B
elow are the cross currency swaps that Arauco has as of
December 31
, 2019 and 2018 to cover the exposure to the exchange rate risk generated from bonds denominated in U.F.:

						December 2019	December 2018
Bond	Institution	Amount U.S.$	Amount U.F.	Starting date	Ending date	Fair Value ThU.S.$	Fair Value ThU.S.$
F	Deutsche - England	39,653,006	909,091	10-30-2011	10-30-2021	(4,435)	(3,105)
F	JP Morgan - N.A.	39,653,006	909,091	10-30-2011	10-30-2021	(4,392)	(3,039)
F	Deutsche - England	-	-	04-30-2014	04-30-2019	-	1,707
F	Scotiabank - Chile	34,933,122	909,091	10-30-2014	04-30-2023	615	2,041
F	Scotiabank - Chile	34,889,491	909,091	10-30-2014	04-30-2023	801	2,273
F	Santander - Chile	34,524,604	909,091	10-30-2014	04-30-2023	1,214	2,715
F	BCI - Chile	34,201,420	909,091	10-30-2014	04-30-2023	1,611	3,148
F	Banco de Chile - Chile	34,524,605	909,091	04-30-2019	10-30-2029	418	155
J	Itaú - Chile	42,864,859	1,000,000	09-01-2010	09-01-2020	(5,123)	(3,289)
J	Scotiabank - Chile	42,864,859	1,000,000	09-01-2010	09-01-2020	(5,123)	(3,289)
J	Deutsche - England	42,864,859	1,000,000	09-01-2010	09-01-2020	(5,132)	(3,313)
J	Santander - Spain	42,873,112	1,000,000	09-01-2010	09-01-2020	(5,118)	(3,273)
J	Scotiabank - Chile	42,864,257	1,000,000	09-01-2010	09-01-2020	(5,075)	(3,197)
P	Itaú - Chile	46,474,122	1,000,000	05-15-2012	11-15-2021	(7,100)	(4,978)
P	JP Morgan - N.A.	47,163,640	1,000,000	11-15-2012	11-15-2021	(7,420)	(5,102)
P	Scotiabank - Chile	42,412,852	1,000,000	11-15-2013	11-15-2023	(2,416)	(882)
P	Santander - Chile	41,752,718	1,000,000	11-15-2013	11-15-2023	(1,609)	(89)
P	Deutsche - England	41,752,718	1,000,000	11-15-2013	11-15-2023	(1,594)	(92)
Q	BCI - Chile	16,194,459	375,000	10-01-2014	04-01-2021	(1,755)	(1,679)
Q	BCI - Chile	16,198,761	375,000	10-01-2014	04-01-2021	(1,747)	(1,655)
R	Santander - Chile	128,611,183	3,000,000	10-01-2014	04-01-2024	(11,059)	(7,016)
R	JP Morgan - England	43,185,224	1,000,000	10-01-2014	04-01-2024	(3,461)	(1,996)
R	Itaú - Chile	43,277,070	1,000,000	10-01-2014	04-01-2024	(3,486)	(2,015)
S	Santander - Chile	201,340,031	5,000,000	11-15-2016	11-15-2026	153	5,830
W	Goldman Sachs	40,521,750	1,000,000	10-10-2018	10-10-2028	(3,360)	(2,392)
W	Scotiabank - Chile	40,537,926	1,000,000	10-10-2018	10-10-2028	(3,169)	(2,294)
W	Goldman Sachs	40,066,555	1,000,000	10-10-2018	10-10-2028	(2,766)	(1,861)
X	Santander - Chile	118,400,504	3,000,000	10-10-2018	10-10-2038	(1,036)	(7,976)
X	Santander - Chile	97,971,786	2,500,000	10-10-2018	10-10-2038	(614)	(6,554)
						(82,178)	(51,217)

Additionally, as of December 31, 2019, Arauco maintains cross currency swaps contracts to cover the exposure to the risk of the exchange rate for bank contracts in Euro, as shown in the following table:

					December 2019	December 2018
Institution	Amount U.S.$	Amount EUR	Starting date	Ending date	Fair Value ThU.S.$	Fair Value ThU.S.
Santander - Chile	118,670,000	100,000,000	06-15-2021	12-15-2029	(4,903)	-
Banco de Chile	59,335,000	50,000,000	06-15-2021	12-15-2029	(2,428)	-
MUFG - N.A.	118,670,000	100,000,000	06-15-2021	12-15-2029	(4,846)	-
JP Morgan - N.A.	237,340,000	200,000,000	06-15-2021	12-15-2029	(9,740)	-
HSBC - N.A.	59,335,000	50,000,000	06-15-2021	12-15-2029	(2,493)	-
					(24,410)

Arauco needs to minimize the risk of the exchange rate, as it holds debt in other currencies different from U.S. dollars. The objective of this position in the swap is to eliminate the uncertainty of the exchange rate, exchanging the flows derived from obligations expressed in other currencies of the liabilities described above, with flows in U.S. dollars (Arauco's functional currency), at a fixed and determined exchange rate as of the agreement's execution date.

Forward

Arauco maintains, as of December 31, 2019, forward contracts to hedge the exchange rate risk exposure in connection with construction company contracts in local currency, as follows:

					December 2019	December 2018
Institution	Amount U.S.$	Amount CLP	Starting date	Ending date	Fair Value ThU.S.$	Fair Value ThU.S.$
Banco de Chile - Chile	47,198,102	32,552,531,231	10-11-2019	12-11-2020	(3,543)	-
Banco de Chile - Chile	47,136,593	32,552,531,231	10-11-2019	12-11-2020	(3,482)	-
BCI - Chile	47,061,633	32,552,531,231	10-11-2019	12-11-2020	(3,408)	-
Itaú - Chile	47,102,491	32,552,531,231	10-11-2019	12-11-2020	(3,449)	-
Itaú - Chile	46,838,174	32,552,531,231	10-11-2019	12-11-2020	(3,188)	-
Itaú - Chile	49,519,410	34,649,721,677	10-11-2019	12-11-2020	(3,065)	-
BCI - Chile	48,292,295	34,649,721,677	10-11-2019	12-11-2020	(1,855)	-
Itaú - Chile	51,267,096	39,886,826,067	01-10-2020	12-11-2020	2,131	-
Scotiabank - Chile	51,222,327	39,886,826,067	01-10-2020	12-11-2020	2,175	-
					(17,684)

Through an effectiveness test, and pursuant to IFRS 9, we were able to validate that the aforementioned hedging instruments are highly effective within an acceptable range for Arauco, for the purposes of eliminating the uncertainty of the exchange rate in the commitments derived from the hedged object.
23.4.2. Colombia

Forward contracts that are in force and effect, executed by Arauco Colombia as of
December 31
, 2019 and 2018, are detailed in the following table:

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	December 2019 Fair Value ThU.S.$
USDCOP	Corpbanca Colombia	2,100	11-07-2019	01-14-2020	(8)
USDCOP	Corpbanca Colombia	1,700	11-25-2019	02-11-2020	(6)
					(14)

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	December 2018 Fair Value ThU.S.$
USDCOP	Corpbanca Colombia	1,500	10-31-2018	01-09-2019	(2)
USDCOP	Corpbanca Colombia	1,700	11-26-2018	02-12-2019	-
USDCOP	Corpbanca Colombia	1,600	12-20-2018	03-12-2019	-
					(2)

23.4.3. Uruguay

Forward

As of
December 31
, 2019 and 2018, Arauco
through its subsidiaries as a joint operation (50%)
in Uruguay maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate for sale of dollars:

Exchange rate	Institution	Notional ThU.S.$	December 2019 Fair Value ThU.S.$
UYUUSD	Banco Santander Uruguay	8,070	(182)
UYUUSD	HSBC Uruguay	12,915	(264)
UYUUSD	Citibank U.K.	1,500	(101)
UYUUSD	Banco Itaú Uruguay	3,710	(4)
EURUSD	Citibank U.K.	833	(20)
			(571)

Exchange rate	Institution	Notional ThU.S.$	December 2018 Fair Value ThU.S.$
UYUUSD	Banco Santander Uruguay	14,880	(586)
UYUUSD	HSBC Uruguay	11,610	(56)
UYUUSD	Citibank U.K.	4,425	29
			(613)

Arauco Uruguay's profits and through its subsidiaries as a joint operation (50%), also face exposure to the price variation of certain fuels, as occurs with Fuel Oil N°6, which is used during the p
u
lp manufacturing process. In order to minimize this risk, the volatility of future flows associated to the purchase of Fuel Oil No. 6 for years 2020 and 2021 has been limited through forwards of this commodity. The agreements that are in force and effect as of
December 31
, 2019 and 2018, are detailed below:

Commodity	Institution	Notional ThU.S.$	December 2019 Fair Value ThU.S.$
Fuel Oil N°6	JPMorgan Chase Bank, N.A.	6,925	878
Fuel Oil N°6	DNB Bank ASA	5,241	472
			1,350

Commodity	Institution	Notional ThU.S.$	December 2018 Fair Value ThU.S.$
Fuel Oil N°6	JPMorgan Chase Bank, N.A.	6,189	(800)
Fuel Oil N°6	Citibank U.K.	401	(34)
Fuel Oil N°6	DNB Bank ASA	4,837	(568)
			(1,402)

Interest Rate Swap

In addition, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintains an Interest Rate Swap in force and effect, a derivative instrument which purpose is to set the interest rate of a variable rate debt in the same currency (USD). The valuation off this instrument as of
December 31
, 2019 and 2018 is shown below:

Exchange rate	Institution	Notional ThU.S.$	December 2019 Fair Value ThU.S.$
USD	DNB Bank ASA	33,758	(8)

Exchange rate	Institution	Notional ThU.S.$	December 2018 Fair Value ThU.S.$
USD	DNB Bank ASA	42,198	936

23.5 Loans and Receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. In the consolidated statements of financial position, they are included in line items “Cash and cash equivalents” (certain components of cash and cash equivalents), “Trade and Other Current/Non-Current Receivables” and “Accounts receivable from related parties”.

Loans and receivables are measured at amortized cost using the effective interest method and are tested for impairment. Financial assets that are classified as loans and receivables are: cash and cash-equivalents, time deposits, repurchase agreements, trade and other current/non-current receivables, and accounts receivable from related parties

As of
December 31
, 2019 and 2018, there are provisions for impairment for ThU.S.$ 16,368 and ThU.S.$ 15,147, respectively.

	December 2019	December 2018
	ThU.S.$	ThU.S.$
Financial assets at amortized cost	1,597,356	1,669,587
Cash and cash equivalents (Mutual Funds not included)	926,054	805,907
Cash	314,981	327,132
Time Deposits	611,073	478,775
Trade and other receivables (net)	669,297	862,138
Trade and other receivables	562,419	751,158
Lease receivable	1,112	1,968
Other receivables	88,240	101,207
Accounts receivable from related parties	17,526	7,805
Other financial assets	2,005	1,542

23.5.1. Cash and Cash Equivalents

Includes cash on hand, bank checking account balances and time deposits and other short term highly liquid investments with an original maturity of three months or less. They are short-term, highly liquid investments that are readily convertible to known amounts of cash, and which are subject to an insignificant risk of changes in value.

The composition of cash and cash equivalents (including the balance of mutual funds displayed in this note as valuation, instruments at fair value with profit or loss) at
December 31
, 2019 and 2018, classified by currency is as follows:

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Cash and Cash Equivalents	1,560,012	1,075,942
U.S. Dollars	1,412,688	834,513
Euro	2,264	8,295
Mexican pesos	13,684	1,461
Other currencies	68,916	51,373
Chilean pesos	62,460	180,300

23.5.2 Time Deposits and Repurchase Agreements:
The investment objective of time deposits and repurchase agreements is to maximize in the short-term the amounts of cash surpluses. These instruments are authorized by Arauco’s Investment Policy, which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.

23.5.3 Trade and Other Receivables:
These
represent enforceable rights for Arauco resulting from the normal course of the business.

23.5.4 Other Receivables
: These correspond to receivables from sales, services or loans that are not considered within the normal course of the business.

The allowance for doubtful accounts is presented as a deduction of trade and other receivables.
The provision for doubtful accounts is established based on an analysis of the age of the portfolio and considering the insurance coverage on accounts receivable. Other conditions are assessed for example when there is objective evidence that Arauco will not receive payments under the original sale terms and when the customer is a party to a bankruptcy court agreement or cessation of payments, and is written-off when Arauco has exhausted all levels of recovery of the receivable in a reasonable time.

23.5.5 Accounts receivable from related parties
:
Represent enforceable rights for Arauco resulting from the normal course of business, calling normal to the line of business, activity or purpose of exploitation and financing, and which Arauco owns a non-controlling ownership of the counterparty.

The following table sets forth trade and other current/non-current receivables classified by currencies as of
December 31
, 2019 and 2018
:

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Trades and other current receivables	642,315	839,184
U.S. Dollars	435,663	631,047
Euros	8,483	7,399
Mexican pesos	33,981	8,576
Other currencies	74,544	88,426
Chilean pesos	86,954	99,950
U.F.	2,690	3,786

Accounts receivable from related parties, current	17,526	7,324
U.S. Dollars	1,319	591
Other currencies	197	83
Chilean pesos	15,512	6,169
U.F.	498	481

Trade and other non-current receivables	9,456	15,149
U.S. Dollars	3,691	7,733
Other currencies	351	1,067
Chilean pesos	2,983	3,267
U.F.	2,431	3,082

Accounts receivable from related parties, non-current	-	481
U.F.	-	481

23.6
Financial Liabilities

Arauco's financial liabilities to the date of these consolidated financial statements are as follows:

Financial Liabilities	December 2019 ThU.S.$	December 2018 ThU.S.$
Total Financial Liabilities	6,868,232	5,253,952
Financial liabilities at fair value through profit or loss (held for trading)	33	289
Hedging Liabilities	134,242	71,310
Financial Liabilities Measured at Amortized Cost	6,733,957	5,182,353

The following table sets forth the current portion of the non-current bank borrowings and debt issued as of December 31, 2019 and 2018.

	December 2019 ThU.S.$	December 2018 ThU.S.$
Bank borrowings - current portion	62,220	99,397
Bonds issued - current portion	85,641	81,060
Total	147,861	180,457
23.7 Financial Liabilities Measured at Amortized Cost

Financial liabilities correspond to non-derivative financial instruments with contractual cash-flow payments that can be either fixed or variable.

Also, this category includes those non-derivative financial liabilities for services or goods delivered to Arauco at the end of each reporting period that have not yet been paid. These amounts are not insured and are generally paid within thirty days after being recognized.

At the end of each reporting period, Arauco includes in this category bank borrowings, bonds issued denominated in U.S. Dollars and in U.F., lease liabilities, and trade and other payables.

		12-31-2019	12-31-2018	12-31-2019	12-31-2018
		ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
	Currency	Amortized Cost		Fair Value
Total Financial Liabilities		6,733,957	5,182,353	7,001,457	5,206,334
Bonds Issued	U.S. Dollar	3,502,090	2,062,044	3,554,538	1,948,482
Bonds Issued	U.F.	1,329,653	1,439,610	1,475,667	1,544,813
Bank borrowings	U.S. Dollar	824,581	925,780	874,584	962,866
Bank borrowings	Euro	116,259	-	141,476	-
Bank borrowings	Other currencies	6,182	14,655	-	14,655
Lease liabilities	U.F.	41,633	57,349	41,633	53,594
Lease liabilities	Chilean pesos	107,046	10,838	107,046	9,847
Lease liabilities	Mexican pesos	10,025	-	10,025	-
Lease liabilities	U.S. Dollar	83,585	-	83,585	-
Lease liabilities	Euro	52	-	52	-
Lease liabilities	Other currencies	28,684	-	28,684	-
Trades and Other Payables	U.S. Dollar	157,754	187,219	157,754	187,219
Trades and Other Payables	Euro	20,414	7,450	20,414	7,450
Trades and Other Payables	Mexican pesos	22,272	-	22,272	-
Trades and Other Payables	Other currencies	94,946	90,113	94,946	90,113
Trades and Other Payables	Chilean pesos	348,155	348,886	348,155	348,886
Trades and Other Payables	U.F.	31,746	28,180	31,746	28,180
Accounts payable to related parties	U.S. Dollar	454	1,777	454	1,777
Accounts payable to related parties	Chilean pesos	8,426	8,452	8,426	8,452

The financial liabilities at amortized cost presented in the consolidated statements of financial positions as of December 31, 2019 and 2018 ar
e as follows:

		December 2019
		ThU.S.$
	Current	Non - Current	Total
Other financial liabilities	529,217	5,520,573	6,049,790
Trade and other payables	673,057	2,230	675,287
Accounts payable to related parties	8,880	-	8,880
Total Financial Liabilities Measured at Amortized Cost	1,211,154	5,522,803	6,733,957

		December 2018
		ThU.S.$
	Current	Non - Current	Total
Other financial liabilities	535,836	3,974,440	4,510,276
Trade and other payables	659,618	2,230	661,848
Accounts payable to related parties	10,229	-	10,229
Total Financial Liabilities Measured at Amortized Cost	1,205,683	3,976,670	5,182,353

23.8 Cash Flow Hedges Reserve Reconciliation

The following table sets forth the reconciliation balances of cash flow hedges presented in Other Comprehensive Income:

	January-December
	2019	2018	2017
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance - under IAS 39 and IFRS 9, respectively	13,395	4,752	1,096
Amounts restated through reserve of cash flow hedges	-	(1,918)	-
Opening balance - in accordance with IFRS 9	13,395	2,834	1,096
Gains (losses) on cash flow hedges	23,156	30,321	22,212
Recycle of cash flow hedges to profit or loss	(29,227)	(15,286)	(16,965)
Income tax relating cash flow hedges	1,686	(4,474)	(5,917)
Recycle of income tax	-	-	4,326
Closing balance	9,010	13,395	4,752

23.9 Capital Disclosures

23.9.1 Information on Objectives, Policies and Processes applied by the Company regarding Capital Management

Arauco’s policies on capital management have the objective of:

a)	Ensuring business continuity and normal operations in the long term;
b)	Ensuring funding for new investments to achieve sustainable growth over time;
c)	Keeping adequate capital structure considering all economic cycles that impact the business and the nature of the industry; and
d)	Maximizing the Company’s value and providing an adequate return to shareholders.

23.9.2 Qualitative Information on Objectives, Policies and Processes applied by the Company regarding Capital Management

Arauco determines and manages its capital structure based on its carrying amount of equity plus its financial debt (bank borrowings and bonds issued).

23.9.3 Quantitative Information on Capital Management

The following table sets forth the financial covenants that the Company has to comply with as part of the terms of certain of its obligations:

Instrument	December 2019 ThU.S.$	December 2018 ThU.S.$	Interest coverage >= 2,0x	Debt level (1) <= 1,2x
Domestic bonds (Chile)	1,329,653	1,439,610	N/ R	✓
Syndicate Loan Scotiabank	200,703	200,563	✓	✓
Syndicate Loan Banco Estado - Grayling	301,452	287,565	✓	✓
Syndicate ECA Banco BNP Paribas	116,259	-	✓	✓

N/R: Not required for the financial obligation
(1) Debt to equity ratio (financial debt divided by equity plus non-controlling interests)

As of
December 31
, 2019 and 2018
, Arauco has complied with all of its financial covenants.

The following table sets forth the credit ratings of our debt instruments as of
December 31
, 2019 and
December 31
, 2018,
are as follows:

Instrument	Standard & Poor’s	Fitch Ratings	Moody’s	Feller Rate
Local bonds	-	AA-	-	AA
Foreign bonds	BBB-	BBB	Baa3	-

Capitalization requirements are established based on the Company’s financial needs and on maintaining an adequate liquidity level and complying with financial covenants established in current debt arrangements. The Company manages its capital structure and makes adjustments based on the prevailing economic conditions in order to mitigate the risks associated with adverse market conditions and based on opportunities that may arise to improve the Company’s level of liquidity.

The capitalization of Arauco as of
December 31
, 2019 and 2018 is as follows:

	December 2019	December 2018
	ThU.S.$	ThU.S.$
Equity	7,369,415	7,338,971
Bank borrowings	947,022	940,435
Lease liabilities	271,025	68,187
Bonds issued	4,831,743	3,501,654
Capitalization	13,419,205	11,849,247

23.10 Risk Management

Arauco’s financial instruments are exposed to various financial risks: credit risk, liquidity risk and market risk (including exchange rate risks, interest rate risks and price risks).

Arauco’s overall risk management program focuses on uncertainty in financial markets and aims to minimize potential adverse effects on Arauco’s financial profitability.

Arauco’s financial risk management is overseen by the Corporate Finance Department. This department identifies, assesses and hedges financial risks in close collaboration with Arauco’s operational units.

23.10.1 Type of Risk:  Credit Risk

Description

Credit risk refers to financial uncertainty at different periods of time relating to the fulfillment of obligations with counterparties, at the time of exercising the contract rights to receive cash or other financial assets on behalf of Arauco.

Explanation of Credit Risk Exposure and How This Risk Arises

Arauco’s exposure to credit risk is directly related to each of its customer’s individual abilities to fulfill their contractual commitments, reflected in trade receivables.

Accounts exposed to credit risk are: trade receivables, financial lease debtors and other debtors.

Arauco does not have a
securitized portfolio.

	December 2019	December 2018
	ThU.S.$	ThU.S.$
Current Receivables

Trade receivables	559,164	747,258
Financial lease receivables	912	1,131
Other debtors	82,239	90,795
Net subtotal	642,315	839,184

Trade receivables	568,123	755,809
Financial lease receivables	912	1,131
Other debtors	85,848	93,370
Gross subtotal	654,883	850,310

Provision for doubtful trade receivables	8,959	8,551
Provision for doubtful lease receivables	-	-
Provision for doubtful other debtors	3,609	2,575
Subtotal Bad Debt	12,568	11,126

Non-Current Receivables

Trade receivables	3,255	3,900
Financial lease receivables	200	837
Other debtors	6,001	10,412
Net Subtotal	9,456	15,149

Trade receivables	7,055	7,921
Financial lease receivables	200	837
Other debtors	6,001	10,412
Gross subtotal	13,256	19,170

Provision for doubtful trade receivables	3,800	4,021
Provision for doubtful lease receivables	-	-
Provision for doubtful other debtors	-	-
Subtotal Bad Debt	3,800	4,021

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

The Credit and Collections Sub-Division, dependent from the Treasury Division, is the area entrusted with minimizing the credit risk of the accounts receivable, supervising the delinquency of the accounts. The regulations and procedures applicable for the control and administration of the Arauco Group can be found in the Corporate Credit Policy.

As of
December 31
, 2019, Arauco’s balance for commercial Debtors was ThU
.S.$ 575,178
of which, according to the agreed sales conditions, 65.2% corresponded to sales on credit (open account), 34.1% to sales with letters of credit and 0.7% to other types of sales, distributed in 2,918 debtors. The client with the largest Open Account debt represented 1.8% of the total accounts receivable as of that date.

Below we provide detail regarding accounts receivable, classified in tranches:

December 31, 2019
	Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

ThU.S.$	531,881	28,469	899	309	18	846	22	34	389	12,311	575,178
%	92.47%	4.95%	0.16%	0.05%	0.00%	0.15%	0.00%	0.01%	0.07%	2.14%	100%

December 31, 2018
	Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

ThU.S.$	688,024	59,844	854	36	111	43	141	127	69	14,481	763,730
%	90.09%	7.84%	0.11%	0.00%	0.01%	0.01%	0.02%	0.02%	0.01%	1.89%	100%

Arauco applies the simplified approach regarding the expected losses from commercial debtors, which allows for the use of an estimate of expected credit losses over the instrument’s lifespan for all commercial accounts receivable. In order to establish this estimate, the commercial debtors have been grouped in relation to the corresponding risks for sales conditions as well as for tranches, including clients that are up-to-date or in default.
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
Letters of credit	193,381	3,339	-	-	-	-	-	-	2	106	196,828
Loss allowance provision	-	-	-	-	-	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Credit line	335,615	24,477	880	261	16	837	22	25	381	12,051	374,565
Loss allowance provision	-	-	9	26	2	84	2	25	381	12,051	12,580
Expected loss rate	0.00%	0.00%	1.02%	9.96%	12.50%	10.04%	9.09%	100.00%	100.00%	100.00%
Others	2,885	653	19	48	2	9	-	9	6	154	3,785
Loss allowance provision	-	-	-	5	1	4	-	9	6	154	179
Expected loss rate	0.00%	0.00%	0.00%	10.42%	50.00%	44.44%	0.00%	100.00%	100.00%	100.00%
Trade receivables, total (ThU.S.$)	531,881	28,469	899	309	18	846	22	34	389	12,311	575,178
Allowance for doubtful accounts, total (ThU.S.$)	-	-	9	31	3	88	2	34	387	12,205	12,759

Arauco does not conduct rescheduling or renegotiations with its clients that imply an amendment to the maturity of the invoices and, should it be necessary, any debt renegotiation with a client shall be analyzed on a case-by-case basis and subjected to the approval of the Corporate Finance Division.

Regarding the loss allowance provision for trade receivables and others, below we provide detail for the movements as of
December 31, 2019, 2018 and 2017
:

	December 2019	December 2018	December 2017
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance at January 1 - under IAS 39	(15,147)	(17,785)	(16,644)
Amounts restated through opening retained earnings	-	(2,875)	-
Opening loss allowance as at January 1 - under IFRS 9	(15,147)	(20,660)	(16,644)
Increase in loan loss allowance recognised in profit or loss during the year	(2,506)	(5,027)	(3,423)
Receivables written off during the year as uncollectible	163	8,620	1,806
Unused amount reversed	1,122	1,920	476
Closing balance	(16,368)	(15,147)	(17,785)

Currently there is a policy for provisions for doubtful accounts receivable under IFRS
9
for all the Arauco group companies.

Explanation regarding the Sales Risk with Letters of Credit

The sales with letters of credit mainly occur in markets in Asia and the Middle East. Periodically, a credit assessment is conducted regarding the banks that issue the letters of credit with the purpose of obtaining their score over the basis of risk-qualification ratings, country-specific risk and financial statements. The decision of approving the issuing bank or asking for confirmation of the letter of credit is made in consideration to this assessment.

Explanation of the Sales Risk with Credit Line

Sales on credit are subject to the credit limit for each customer. The approval or rejection of a credit limit for all term sales is conducted by the Corporate Credit Sub-Division, as well as by the Credit and Collections area for North America, Brazil and Argentina, which report to the Corporate Finance Division. The regulations and procedures applicable for the correct control and risk management over the sales on credit are ruled by the Credit Policy.

A procedure that must be applied by all the companies of the Arauco group has been established for the approval and/or modification of client credit lines. Credit line requests are entered to the SAP that analyzes all available information. Afterwards, the same are either approved or rejected in each one of the internal committees of each company belonging to the Arauco group, depending on the maximum amount authorized by the Credit Policy. Lines of credit are renewed during this internal process on a yearly basis.

All sales are automatically controlled by a credit verification system, which has been configured to block any orders from clients who are delinquent in a given percentage of a debt and/or from clients whose line of credit, as of the time of the product’s shipping, has been exceeded or is overdue.

In order to minimize the credit risk for term or Open Account sales, it is Arauco’s policy to take out insurance to cover the export sales of companies Celulosa Arauco y Constitución S.A., Maderas Arauco S.A., Forestal Arauco S.A., Arauco Argentina S.A., and Arauco do Brasil S.A., as well as the domestic sales of Arauco Europe Coöperatief U.A., Arauco Argentina S.A., Araucomex S.A. de C.V., Arauco Industria de México, S.A. de C.V., Arauco Colombia S.A., Arauco Perú S.A., Arauco North America, Inc., Arauco Canada Ltd., Celulosa Arauco y Constitución S.A., Maderas Arauco S.A., Arauco Florestal Arapoti, Arauco Forest Brasil S.A., Arauco do Brasil S.A., Arauco Industria de Paineis Ltda. and Arauco Nutrientes SPA. Arauco works with credit insurance company Euler Hermes World Agency (Aa3 rating, as per risk rating companies Moody’s and AA by S&P). The company grant a 90% coverage over the amount of each invoice, without deductibles, for registered clients and of 90% for non-registered clients (*).

(*) Non-registered clients are those whose lines are under ThU.S.$ 100 (equivalent currency of their invoicing) of the local sales of companies Arauco Perú S.A., Arauco Colombia S.A., ., Araucomex S.A. de C.V, Arauco Industria de México, S.A. de C.V., Arauco Do Brasil S.A., Arauco Argentina S.A. and Maderas Arauco S.A. Lines in excess of the aforesaid amounts correspond to registered clients.

As another way of minimizing risk and supporting a line of credit approved by the Credit Committee, Arauco holds guarantees such as mortgages, pledges, Standby letters of credit, bank performance bonds, checks, promissory notes, loans or any other that could be required under the laws of each country. The total amount held in guarantees amounts to ThU.S.$105,220, effective as of December 2019, as summarized in the following chart. The procedure for guarantees is regulated by Arauco’s Policy on Guarantees, whose purpose is to control their accounting, due date and custody.

Guarantees Arauco Group (ThU.S.$)
Guarantees Debtors (received from clients)
Certificate of deposits	7,107	6.8%
Standby	12,667	12.0%
Promissory notes	78,109	74.2%
Finance	2,883	2.7%
Mortgage	2,936	2.8%
Pledge	118	0.1%
Promissory notes	1,400	1.4%
Total Guarantees	105,220	100.0%

The maximum exposure to credit risk is limited to the value at amortized cost of the Debtors’ account for sales registered as of the date of this report, minus the percentage of sales insured by the aforementioned credit insurance companies and the guarantees granted in favor of Arauco.

In summary, the open account debt covered by the various insurance policies and guarantees amounts to 95.4% and, therefore, Arauco’s portfolio exposure amounts to 4.6%.

Secured Open Accounts Receivable	ThU.S.$	%
Total open accounts receivable	402,873	100.0%
Secured receivables (*)	384,341	95.4%
Unsecured receivables	18,532	4.6%

(*) Insured Debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others

Investment Policy:

Arauco has an Investment Policy which identifies and limits the financial instruments and the entities into which the Arauco companies, in particular Celulosa Arauco y Constitucion S.A., are authorized to invest.
The Company’s Treasury Department is centralized with operations in Chile. The Head Office is responsible for carrying out investments, cash flow surplus investments, and short and long-term debt subscriptions. Exceptions to this rule apply to short and long-term debt, and will be for specific investments made through other companies where authorization is required from the Chief Financial Officer.

For financial instruments, the only permitted investments are fixed income investments with adequate liquidity. Each instrument has defined classifications and limits, depending on duration and type of issuer.

Regarding intermediaries (such as banks, securities brokers and dealers of mutual funds that are bank affiliates), a scoring methodology is used to determine the relative degree of risk of each intermediary based on their financial position and assign score points that result in a credit risk rating to each intermediary. Arauco uses this scoring system to determine its investment limits for each intermediary.

The required information to evaluate the various criteria are obtained from published financial statements from the banks under evaluation and from the credit risk ratings of short and long term debt securities obtained from rating agencies authorized by the Superintendence of Banks and Financial Institutions (Fitch Ratings Chile, Humphreys and Feller Rate).

Any necessary exceptions regarding investment limits in each particular instrument or entity must have the authorization from Arauco’s Chief Financial Officer.

23.10.2 Type of Risk:  Liquidity Risk

Description

This risk corresponds to Arauco’s ability to fulfill its financial obligations upon maturity.

Explanation of Liquidity Risk Exposure and How This Risk Arises

Arauco’s exposure to liquidity risk is mainly from its obligations to bondholders, banks and financial institutions, creditors and other payables. Liquidity risk may arise if Arauco is unable to meet the net cash flow requirements, which sustain its operations under both normal and exceptional circumstances.

Explanation of Objectives, Policies and Processes for Risk Management, and Measurement Methods

The Financial Management Department monitors on an ongoing basis the Company’s cash flow forecasts based on short and long-term forecasts and available financing alternatives. In order to manage the risk level of financial assets, Arauco follows its investment policy.

The following tables detail Arauco’s liquidity analysis for its financial liabilities as of December 31, 2019 and 2018. The tables have been drawn up based on the contractual undiscounted cash outflows and their remaining contractual maturities:
December 31, 2019				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	years	years	years	years	years	Current	Current
Tax ID	Name	Currency	Loans with banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Scotiabank	3,179	3,014	5,979	5,979	205,979	-	-	6,193	217,937	3.14%	Libor 6M + 1.1%
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP paribas / ECA	-	1,209	7,792	14,316	14,175	14,038	68,044	1,209	118,365	1.06%	1.06%
-	Zona Franca Punta Pereira	U.S. Dollars	Banco Interamericano de Desarrollo A	1,216	1,196	2,325	2,238	2,152	-	-	2,412	6,715	4.10%	Libor 6M + 2.05%
-	Zona Franca Punta Pereira	U.S. Dollars	Banco Interamericano de Desarrollo B	2,906	2,852	-	-	-	-	-	5,758	-	3.85%	Libor 6M + 1.80%
-	Celulosa y Energía Punta Pereira	U.S. Dollars	Banco Interamericano de Desarrollo A	4,919	4,838	9,403	9,052	8,702	-	-	9,757	27,157	4.10%	Libor 6M + 2.05%
-	Celulosa y Energía Punta Pereira	U.S. Dollars	Banco Interamericano de Desarrollo B	11,754	11,536	-	-	-	-	-	23,290	-	3.85%	Libor 6M + 1.80%
-	Celulosa y Energía Punta Pereira	U.S. Dollars	Finnvera/Finnish Export Credit	26,366	26,008	50,823	49,286	24,065	-	-	52,374	124,174	3.20%	3.20%
-	Eufores S.A.	U.S. Dollars	BBVA	-	14,222	-	-	-	-	-	14,222	-	3.22%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Banco República Oriental del Uruguay	-	27,328	-	-	-	-	-	27,328	-	3.22%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Citibank	-	4,062	-	-	-	-	-	4,062	-	3.14%	Libor 6M + 1.25%
-	Eufores S.A.	U.S. Dollars	ITAU	-	12,695	-	-	-	-	-	12,695	-	3.20%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Heritage	1,361	-	-	-	-	-	-	1,361	-	3.21%	Libor 3M + 1.30%
-	Eufores S.A.	U.S. Dollars	Santander	20,328	-	-	-	-	-	-	20,328	-	3.29%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Santander	-	5,080	-	-	-	-	-	5,080	-	3.21%	Libor 6M + 1.30%
-	Eufores S.A.	U.S. Dollars	Scotiabank	-	2,541	-	-	-	-	-	2,541	-	3.22%	Libor 6M + 1.30%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim	-	27	291	278	-	-	-	27	569	5.00%	5.00%
-	Arauco Forest Brasil S.A.	Brazilian Real	BNDES Subcrédito A	7	63	185	130	-	-	-	70	315	8.48%	TJLP + 2.91%
-	Arauco Forest Brasil S.A.	Brazilian Real	BNDES Subcrédito B	5	39	112	78	-	-	-	44	190	9.48%	TJLP + 3.91%
-	Arauco Forest Brasil S.A.	U.S. Dollars	BNDES Subcrédito C	5	43	159	124	-	-	-	48	283	7.22%	Cesta + 2.91%
-	Arauco Forest Brasil S.A.	Brazilian Real	BNDES Subcrédito D	6	45	127	87	-	-	-	51	214	10.68%	TJLP + 5.11%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	-	30	328	313	-	-	-	30	641	5.00%	5.00%
-	Mahal Empreendimentos e Participações S.A.	Brazilian Real	BNDES Subcrédito E-I	658	1,279	-	-	-	-	-	1,937	-	8.48%	TJLP + 3.91%
-	Mahal Empreendimentos e Participações S.A.	Brazilian Real	BNDES Subcrédito F-J	397	769	-	-	-	-	-	1,166	-	9.48%	TJLP + 3.91%
-	Mahal Empreendimentos e Participações S.A.	Brazilian Real	BNDES Subcrédito H-L	444	858	-	-	-	-	-	1,302	-	10.68%	TJLP + 5.11%
-	Mahal Empreendimentos e Participações S.A.	U.S. Dollars	BNDES Subcrédito G-K	537	1,217	-	-	-	-	-	1,754	-	7.22%	Cesta + 2.91%
-	Arauco North America, Inc.	U.S. Dollars	Banco del Estado de Chile - NY Branch	-	10,895	40,563	39,480	38,396	213,803	-	10,895	332,242	3.56%	Libor 6M + 1.65%
			Total	74,088	131,846	118,087	121,361	293,469	227,841	68,044	205,934	828,802
December 31, 2019				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	33,928	32,916	31,904	30,892	29,880	134,219	33,928	259,811	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-J	3,047	192,098	-	-	-	-	-	195,145	-	3.25%	3.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	7,488	7,488	24,504	23,823	23,143	160,636	7,488	239,594	4.00%	4.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Q	-	19,609	9,593	-	-	-	-	19,609	9,593	3.00%	3.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	6,746	6,746	6,746	6,746	6,746	259,880	6,746	286,864	3.60%	3.60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	4,510	4,510	4,510	4,510	4,510	198,071	4,510	216,111	2.40%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	2,370	2,370	2,370	2,370	2,370	122,909	2,370	132,389	2.10%	2.10%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	5,577	5,577	5,577	5,577	5,577	313,926	5,577	336,234	2.70%	2.70%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2019	-	-	-	-	-	-	-	-	-	7.25%	7.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2021	-	-	-	-	-	-	-	-	-	5.00%	5.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2022	2,996	2,996	5,993	129,164	-	-	-	5,992	135,157	4.75%	4.75%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2024	11,250	11,250	22,500	22,500	22,500	522,500	-	22,500	590,000	4.50%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2027	-	19,375	19,375	19,375	19,375	19,375	558,125	19,375	635,625	3.88%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2047	-	22,000	22,000	22,000	22,000	22,000	906,000	22,000	994,000	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2029	-	21,250	21,250	21,250	21,250	21,250	595,625	21,250	680,625	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2049	-	27,500	27,500	27,500	27,500	27,500	1,173,750	27,500	1,283,750	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2030	5,250	10,500	21,000	21,000	21,000	21,000	615,500	15,750	699,500	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2050	6,438	12,875	25,750	25,750	25,750	25,750	1,156,625	19,313	1,259,625	5.50%	5.50%
-	Prime-Line, Inc.	U.S. Dollars	Bond ADFA 2014	128	384	512	512	512	512	2,005	512	4,053	4.84%	4.84%
-	Prime-Line, Inc.	U.S. Dollars	Bond ADFA 2013	38	114	152	149	112	-	-	152	413	4.00%	4.00%
				29,147	400,570	235,232	364,811	233,917	732,113	6,197,271	429,717	7,763,344
December 31, 2019				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	465	1,462	1,932	1,459	977	528	649	1,927	5,545
85.805.200-9	Forestal Arauco S.A.	U.F.	Other property, plant and equipment	4,644	9,357	7,576	3,823	38	-	-	14,001	11,437
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Lands	-	16	16	16	16	16	190	16	254
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Other property, plant and equipment	860	2,431	885	259	74	-	-	3,291	1,218
-	Arauco Argentina	U.S. Dollars	Buildings and constructions	122	361	450	35	-	-	-	483	485
-	Arauco Argentina	U.S. Dollars	IT equipment	13	39	53	35	-	-	-	52	88
-	Arauco Argentina	U.S. Dollars	Other property, plant and equipment	347	1,040	1,386	1,386	1,002	668	-	1,387	4,442
-	Arauco Argentina	U.S. Dollars	Motor vehicles	382	1,145	1,162	809	684	297	-	1,527	2,952
-	Arauco Industria de Paineis S.A.	Brazilian Real	Other property, plant and equipment	192	577	722	288	-	-	-	769	1,010
-	Arauco Industria de Paineis S.A.	Brazilian Real	Motor vehicles	4	13	17	10	-	-	-	17	27
-	Arauco Forest Brasil S.A.	Brazilian Real	IT equipment	6	17	18	11	-	-	-	23	29
-	Arauco Forest Brasil S.A.	Brazilian Real	Lands	871	2,612	3,193	3,483	3,483	9,579	-	3,483	19,738
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazilian Real	Lands	595	1,389	-	-	-	-	-	1,984	-
-	Arauco Florestal Arapoti S.A.	Brazilian Real	IT equipment	6	17	18	-	-	-	-	23	18
-	Arauco do Brasil S.A.	Brazilian Real	Buildings and constructions	272	655	454	393	376	94	-	927	1,317
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Buildings and constructions	407	1,217	1,582	1,477	1,082	-	-	1,624	4,141
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Motor vehicles	201	593	670	558	288	131	106	794	1,753
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Buildings and constructions	19	58	70	70	17	-	-	77	157
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Other property, plant and equipment	1,612	-	1,612	-	-	-	-	1,612	1,612
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Motor vehicles	4,800	14,399	19,199	19,199	6,651	-	-	19,199	45,049
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Motor vehicles	45	136	181	30	-	-	-	181	211
-	Arauco North America, Inc.	U.S. Dollars	Lands	1	4	193	83	-	-	-	5	276
-	Arauco North America, Inc.	U.S. Dollars	Buildings and constructions	15	55	2,741	1,303	1,335	1,367	4,415	70	11,161
-	Arauco North America, Inc.	U.S. Dollars	Motor vehicles	-	2	80	52	40	-	-	2	172
-	Arauco Canada Limited	Canadian Dollars	Other property, plant and equipment	2	3	142	-	-	-	-	5	142
-	Arauco Canada Limited	Canadian Dollars	Motor vehicles	-	2	83	72	-	-	-	2	155
-	Celulosa y Energía Punta Pereira	U.S. Dollars	Buildings and constructions	1,477	4,432	5,909	5,909	5,909	5,909	76,821	5,909	100,457
-	Celulosa y Energía Punta Pereira	U.S. Dollars	Other property, plant and equipment	262	786	373	373	373	373	7,275	1,048	8,767
-	Eufores S.A.	U.S. Dollars	Lands	546	1,637	5,383	5,240	5,057	4,752	34,676	2,183	55,108
-	Eufores S.A.	U.S. Dollars	Other property, plant and equipment	306	917	1,222	1,222	1,222	1,222	3,667	1,223	8,555
-	Eufores S.A.	U.S. Dollars	Buildings and constructions	119	358	280	117	117	49	-	477	563
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	3,804	11,411	13,487	12,093	5,545	-	-	15,215	31,125
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	126	359	413	319	97	26	7	485	862
96.510.970-6	Maderas Arauco S.A.	U.F.	Lands	-	5	5	5	5	5	55	5	75
-	Arauco Colombia S.A.	U.S. Dollars	Buildings and constructions	10	31	10	-	-	-	-	41	10
-	Arauco Colombia S.A.	U.S. Dollars	Fixed facilities and accessories	137	411	548	-	-	-	-	548	548
-	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	7	17	12	11	7	-	-	24	30
-	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	549	614	1,933	1,932	1,834	1,784	904	1,163	8,387
-	Araucomex S.A. de C.V.	U.S. Dollars	Buildings and constructions	125	125	80	-	-	-	-	250	80
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	-	772	578	-	-	-	-	772	578
-	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Motor vehicles	-	139	404	404	-	-	-	139	808
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Buildings and constructions	-	-	8	8	8	3	-	-	27
-	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	-	-	5	-	-	-	-	-	5
-	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Lands	-	-	318	291	-	-	-	-	609
-	Araucomex Servicios S.A. de C.V.	U.S. Dollars	Buildings and constructions	-	-	277	277	277	93	-	-	924
-	Araucomex Servicios S.A. de C.V.	U.S. Dollars	Motor vehicles	-	25	110	58	16	-	-	25	184
96.637.330-K	Servicios Logisticos Arauco S.A.	U.F.	Motor vehicles	22	67	79	65	15	-	-	89	159
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Lands	-	22	22	22	22	22	109	22	197
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Motor vehicles	30	75	56	35	20	5	-	105	116
			Total	23,401	59,803	75,947	63,232	36,587	26,923	128,874	83,204	331,563

As part of the policy of Arauco, it considers compliance with all Accounts Payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

December 31, 2018				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective
Tax ID	Name	Currency	Loans with banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Scotiabank- Chile	-	1,930	7,951	7,951	7,951	206,584	-	1,930	230,437	3.70%	Libor + 1.10%
-	Arauco Argentina S.A.	U.S. Dollars	Banco Bice	5,040	-	-	-	-	-	-	5,040	-	2.10%	2.10%
-	Arauco Argentina S.A.	U.S. Dollars	Banco Macro	10,054	-	-	-	-	-	-	10,054	-	6.00%	6.00%
-	Arauco Argentina S.A.	U.S. Dollars	BBVA	-	13,071	-	-	-	-	-	13,071	-	5.90%	5.90%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Interamerican Development Bank	1,184	1,032	2,435	2,335	2,233	2,126	-	2,216	9,129	4.62%	Libor + 2.05%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Interamerican Development Bank	2,940	2,786	5,701	-	-	-	-	5,726	5,701	4.37%	Libor + 1.80%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	BBVA	-	14,103	-	-	-	-	-	14,103	-	4.06%	Libor + 1.30%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Citibank	-	4,517	-	-	-	-	-	4,517	-	4.19%	Libor + 1.25%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Scotiabank	-	2,509	-	-	-	-	-	2,509	-	4.39%	Libor + 1.50%
-	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo	4,770	4,179	9,826	9,411	9,008	8,605	-	8,949	36,850	4.62%	Libor + 2.05%
-	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo	11,871	11,274	23,035	-	-	-	-	23,145	23,035	4.37%	Libor + 1.80%
-	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Finnish Export Credit	24,850	21,578	49,484	47,930	47,207	23,562	-	46,428	168,183	3.20%	3.20%
-	Eufores S.A.	U.S. Dollars	Banco Republica Oriental de Uruguay	8	27,073	-	-	-	-	-	27,081	-	4.12%	Libor + 1.3%
-	Eufores S.A.	U.S. Dollars	Citibank	3	-	-	-	-	-	-	3	-	3.43%	Libor + 2%
-	Eufores S.A.	U.S. Dollars	Banco Itau -Uruguay	24	12,511	-	-	-	-	-	12,535	-	4.17%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollars	Heritage	1,352	-	-	-	-	-	-	1,352	-	4.30%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollars	Banco Santander	20,235	5,021	-	-	-	-	-	25,256	-	3.86%	Libor + 1.3%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Santander	21	64	48	6	-	-	-	85	54	9.50%	9.50%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Alfa	17	48	64	64	5	-	-	65	133	10.35%	Tljp+2%+ spread 1.75%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Itau	3	-	-	-	-	-	-	3	-	7.00%	3.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Bradesco	9	22	-	-	-	-	-	31	-	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	14	-	-	310	310	-	-	14	620	5.00%	5.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	18	-	-	-	-	-	-	18	-	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	6	17	23	10	-	-	-	23	33	10.00%	10.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	3	14	136	44	44	-	-	17	224	8.38%	8.38%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	34	33	50	129	129	-	-	67	308	10.32%	10.32%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	4	11	14	11	2	-	-	15	27	10.47%	10.49%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bradesco	21	23	24	24	14	-	-	44	62	9.00%	9.00%
-	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Alfa	2	7	9	5	-	-	-	9	14	17.00%	Cesta+2%+spread 1.8%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Alfa	5	14	19	10	-	-	-	19	29	0.22%	Tljp+2%+Spread 1.8%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim - Brazil	162	198	-	276	276	-	-	360	552	16.00%	Tljp+1.8%+Spread 2%
-	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Votorantim - Brazil	34	45	-	-	-	-	-	79	-	10.40%	Cesta+1.3%+spread 2%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito A-B-D	3	-	98	394	295	-	-	3	787	21.78%	Tljp + 2.91%
-	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Bndes Subcrédito C	5	-	24	145	120	-	-	5	289	15.22%	Cesta+2.91%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Santander	43	58	181	173	138	-	-	101	492	8.67%	8.67%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito E-I	663	1,946	1,946	-	-	-	-	2,609	1,946	19.78%	Tljp + 2.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito F-J	399	1,167	1,167	-	-	-	-	1,566	1,167	21.78%	Tljp + 3.91%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollars	Bndes Subcrédito G-K	520	1,528	1,697	-	-	-	-	2,048	1,697	15.22%	Cesta + 2.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito H-L	444	1,297	1,297	-	-	-	-	1,741	1,297	24.18%	Tljp + 5.11%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Banco Santander	6	18	23	23	-	-	-	24	46	21.96%	Tljp+2%+Spread 2%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollars	Banco Santander	3	9	13	12	-	-	-	12	25	17.40%	Cesta+2%+Spread 2%
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazilian Real	Banco Santander	5	18	24	24	2	-	-	23	50	21.96%	Tljp+2%+Spread 2%
-	Novo Oeste Gestao de Ativos Florestais S.A.	U.S. Dollars	Banco Santander	3	9	13	13	2	-	-	12	28	17.40%	Tljp+2%+Spread 2%
-	Flakeboard Company Ltd.	U.S. Dollars	Banco del Estado de Chile	-	2,141	13,164	41,497	40,184	38,872	203,906	2,141	337,623	3.00%	Libor + 1.65%
			Total	84,778	130,271	118,466	110,797	107,920	279,749	203,906	215,049	820,838

December 31, 2018				Maturity							Total
			Name - Country	Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	19,425	25,413	24,656	23,899	23,143	116,673	19,425	213,784	4.24%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	7,770	10,189	9,884	9,579	9,274	47,339	7,770	86,265	4.25%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-J	2,132	-	204,731	-	-	-	-	2,132	204,731	3.23%	3.22%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	1,004	7,857	7,857	25,713	24,999	193,697	1,004	260,123	3.96%	3.96%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Q	-	20,207	20,576	10,398	-	-	-	20,207	30,974	2.96%	2.98%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	1,770	7,079	7,079	7,079	7,079	278,892	1,770	307,208	3.57%	3.57%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	592	4,733	4,733	4,733	4,733	204,991	592	223,923	2.44%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	559	2,487	2,487	2,487	2,487	127,578	559	137,526	2.12%	2.09%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	1,317	5,853	5,853	5,853	5,853	326,508	1,317	349,920	2.70%	2.68%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee Bonds 2019	6,168	202,643	-	-	-	-	-	208,811	-	7.26%	7.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2021	4,422	-	10,013	204,527	-	-	-	4,422	214,540	5.02%	5.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2022	5,705	-	12,153	12,153	259,785	-	-	5,705	284,091	4.77%	4.75%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2024	9,375	-	22,500	22,500	22,500	22,500	527,024	9,375	617,024	4.52%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2027	-	3,175	19,375	19,375	19,375	19,375	564,559	3,175	642,059	3.90%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2047	-	3,607	22,000	22,000	22,000	22,000	921,388	3,607	1,009,388	5.50%	5.50%
			Total	27,802	262,069	374,959	353,502	403,003	141,443	3,308,649	289,871	4,581,556

December 31, 2018				Maturity							Total
			Name - Country	Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Leas e	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Santander	148	410	599	599	-	-	-	558	1,198
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Scotiabank	1,288	3,158	2,368	2,368	478	478	-	4,446	5,692
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Estado	639	1,885	989	989	-	-	-	2,524	1,978
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco de Chile	1,998	8,891	3,618	3,618	1,556	1,556	-	10,889	10,348
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco BBVA	545	273	-	-	-	-	-	818	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Credito e Inversiones	1,313	5,351	2,897	2,897	3,220	3,220	-	6,664	12,234
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Banco Chile	284	690	520	520	-	-	-	974	1,040
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Banco Credito e Inversiones	679	2,036	1,484	1,484	-	-	-	2,715	2,968
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Banco Scotiabank	371	957	673	673	233	234	-	1,328	1,813
			Total	7,265	23,651	13,148	13,148	5,487	5,488	-	30,916	37,271

As part of the policy of Arauco, it considers compliance with all Accounts Payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

Guarantees

As of the date of these consolidated financial statements, Arauco has financial assets of approximately MU.S.$40 that have been pledged to third parties (beneficiaries), as direct guarantee. If Arauco does not fulfill its obligations, the guarantors could execute the guarantees.

As of December 31, 2019, the total assets pledged as an indirect guarantee were MU.S.$543. In contrast to direct guarantees, indirect guarantees are given to secure obligations assumed by a third party.

On September 29, 2011, Arauco entered into a Security Agreement under which it granted a non-joint guarantee limited to
50
% of the obligations of the Uruguayan companies (joint ventures) Celulosa y Energía Punta Pereira S.A. and Zona Franca Punta Pereira S.A., under the IDB Facility Agreement in the amount of up to MU.S.$454 and the Finnevera Guaranteed Facility Agreement in the amount of up to MU.S.$900. Both loan agreements were signed with the International Development Bank. Such guarantee is included in the table below, under indirect guarantees.

Direct and indirect guarantees granted by Arauco:

DIRECT
Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	488	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	209	Directorate General of Maritime Territory and Merchant Marine
Arauco Forest Brasil S.A.	Mortgage Industrial Plant of Jaguariaíva of Arauco do Brasil	Property plant and equipment	Brazilian Real	38,036	BNDES
Arauco Forest Brasil S.A.	Endorsement of Arauco do Brasil	-	Brazilian Real	529	Bank Votorantim S.A.
Arauco Florestal Arapoti S.A.	Endorsement of Arauco do Brasil	-	Brazilian Real	597	Bank Votorantim S.A.
		Total		39,859

INDIRECT
Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Suretyship not supportive and cumulative	-	U.S. Dollar	236,117	Joint Ventures (Uruguay)
Celulosa Arauco y Constitución S.A.	Full Guarantee	-	U.S. Dollar	300,000	Arauco North America, Inc. (USA)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	U.S. Dollar	1,996	Arauco Forest Brasil y Mahal (Brasil)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Brazilian Real	5,029	Arauco Forest Brasil y Mahal (Brasil)
		Total		543,142

23.10.3
Type of Risk: Market Risk – Exchange Rate

Description

Market risk arises from the probability of being affected by losses from fluctuations in currencies exchange rates in which assets and liabilities are denominated, in a functional currency other than the functional currency of Arauco.

Explanation of Currency Risk Exposure and How This Risk Arises

Arauco is exposed to the foreign currency risk from currency fluctuations arising from sales, purchases and obligations undertaken in foreign currencies, such as the Chilean Peso, Euro, Brazilian Real or other foreign currencies. In the case of significant exchange rate variations, the Chilean Peso is the currency that represents the main currency risk.
See Note 11 for details assets and liabilities classified by currency.

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

Arauco performs sensitivity analyses to measure the effect of this variable on equity and net result.

Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean Peso. This fluctuation range is considered possible given current market conditions as of the date of these financial statements. With all other variables at a constant rate, a U.S. Dollar exchange rate variation of +/- 10% in relation to the Chilean Peso would mean a change in the net income year after tax +/- 2.97% (equivalent to ThU.S.$ -/+ 1,839), and +/- 0.01% of equity (equivalent to ThU.S.$ -/+ 1,103).

Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian Real, which is considered a possible range of fluctuation given the market conditions as of the date of these financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian Real would mean a variation on the net income after tax +/- 2.28% (equivalent to ThU.S.-/+$1,415) and a change on the equity of +/- 1.44% (equivalent to ThU.S. -/+$105,837).

23.10.4 Type of Risk: Market Risk – Interest rate risk

Description

Interest rate risk refers to the sensitivity of the value of financial assets and liabilities in terms of interest rate fluctuations.

Explanation of Interest Rate Risk Exposure and How This Risk Arises

Arauco is exposed to risks due to interest rate fluctuations for bonds issued, bank borrowings and financial instruments that bear interest at a variable rate.

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

Arauco completes its risk analysis by reviewing its exposure to changes in interest rates. As of December 31, 2019, 11% our financial debt accrues interest at variable rates. A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 2.04% (equivalent to ThU.S.$-/+ 1,263) and +/- 0.01% (equivalent to ThU.S.$-/+ 758) on equity.
Thousands of dollars	December 2019 ThU.S.$	Total
Fixed rate	5,382,970	89.0%
Bonds issued	4.831,743
Bank borrowings (*)	280,202
Lease liabilities	271,025
Variable rate	666,820	11.0%
Bonds issued	-
Loans with Banks	666.820
Total	6.049.790	100.0%

Thousands of dollars	December 2018 ThU.S.$	Total
Fixed rate	3,807,932	84.4%
Bonds issued	3,501,654
Bank borrowings (*)	238,091
Lease liabilities	68,187
Variable rate	702,344	15.6%
Bonds issued	-
Loans with Banks	702,344
Total	4,510,276	100.0%
(*) Includes variable rate bank borrowings changed by fixed rate swaps.

23.10.5 Type of Risk: Market Risk – Price of Pulp Risks

Description

Pulp prices are determined by world and regional market conditions. Prices fluctuate based on demand, production capacity, commercial strategies adopted by large-scale forestry companies, pulp and paper producers and by the availability of substitutes.

Explanation of Price Risk Exposure and How This Risk Arises

Pulp prices are reflected in revenue from sales and directly affect the net income for the period.

As of December 31, 2019, revenue due to pulp sales accounted for 43.6% of total sales. Pulp prices are fixed on a monthly basis in accordance with the market. Forward contracts or other financial instruments are not used for pulp sales.

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

This risk is approached in different ways. Arauco has a team of specialists who perform periodic market and competition analyses, providing tools to analyze and evaluate trends and adjust forecasts. Similarly, Arauco performs price financial sensitivity analysis in order to take the necessary safeguards to confront different scenarios in the best possible manner.

Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 269.4% (equivalent to ThU.S.$-/+ 166,951) on the income for the year after tax and +/- 1.36% (equivalent to ThU.S.$100,170) on equity.